Long Term Restricted Stock Units (Details) - Plan	1 Months Ended	12 Months Ended
	Dec. 31, 2009 item	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
CPP Compliant Long Term RSU Granted for Performance in 2012
Long-Term Restricted Stock Units
Compensation cost			$ 425,000
CPP Compliant Long Term RSU Granted for Performance in 2011
Long-Term Restricted Stock Units
Cash amounts paid on vesting of awards		$ 572,746
RSUs
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units | item	2